Contributed equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Contributed equity	Contributed equity
Recognition and measurement
Issued capital
Ordinary shares are classified as equity and recorded at the value of consideration received. The cost of issuing shares is shown in share capital as a deduction, net of tax, from the proceeds.
Reserved shares
Reserved shares are the Group’s own equity instruments, which are used in employee share-based payment arrangements or the Dividend
Reinvestment Plan (DRP). The DRP was suspended on 27 February 2023. These shares are deducted from equity. No gain or loss is recognised in the consolidated income statement on the purchase, sale, issue or cancellation of the Group’s own equity instruments.
(a) Issued and fully paid shares

	Number of shares	US$m
Year ended 31 December 2025
Opening balance	1,898,749,771	29,001
Shares Issued	2,350,372	35
Amounts as at 31 December 2025	1,901,100,143	29,036
Year ended 31 December 2024
Opening balance	1,898,749,771	29,001
Amounts as at 31 December 2024	1,898,749,771	29,001
Year ended 31 December 2023
Opening balance	1,898,749,771	29,001
Amounts as at 31 December 2023	1,898,749,771	29,001
All shares are a single class with equal rights to dividends, capital, distributions and voting. Woodside does not have authorised capital nor par value in relation to its issued shares.
(b) Reserved shares

	Employee share plans
	Number of shares	US$m
Year ended 31 December 2025
Opening balance	3,080,842	(58)
Purchases during the year	5,700,372	(88)
Vested/allocated during the year	(3,497,764)	64
Amounts as at 31 December 2025	5,283,450	(82)
Year ended 31 December 2024
Opening balance	2,140,927	(49)
Purchases during the year	4,293,699	(81)
Vested/allocated during the year	(3,353,784)	72
Amounts as at 31 December 2024	3,080,842	(58)
Year ended 31 December 2023
Opening balance	1,873,777	(38)
Purchases during the year	2,332,121	(57)
Vested/allocated during the year	(2,064,971)	46
Amounts as at 31 December 2023	2,140,927	(49)